SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Property and Equipment, Net, Useful Lives
Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	5 - 16 (mainly 16 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Assumptions Used to Value Stock Options
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2015	2016	2017

Dividend yield	0%	0%	0%
Expected volatility	36%-69%	40%-86%	53%-84%
Risk-free interest rate	0.26%-2.30%	0.52%-2.55%	1.09%-2.35%
Contractual term of up to	10 years	10 years	10 years
Suboptimal exercise multiple- employees	2.50	2.60	1.88
Suboptimal exercise multiple- management	2.50-2.60	3.00	2.29